Statutory Reserve (Details) - Schedule of Statutory Reserve - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Statutory Reserve [Abstract]
Balance	$ 1,499,369	$ 1,241,573	$ 779,094
Appropriation to statutory reserve	37,859	257,796	462,479
Balance	$ 1,537,228	$ 1,499,369	$ 1,241,573